Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

7	Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 were as follows:

	Goodwill
	Gross	Impairment	Net
	US$	US$	US$

Balance as of January 1, 2024	27,001,383	-	27,001,383
Goodwill impairment during the year	-	(14,941,955)	(14,941,955)
Balance as of December 31, 2024 and January 1, 2025	27,001,383	(14,941,955)	12,059,428
Goodwill impairment during the year	-	(2,331,557)	(2,331,557)
Balance as of December 31, 2025	27,001,383	(17,273,512)	9,727,871

During the year ended December 31, 2025, Currenc Group Inc. recognized a goodwill impairment loss of $2.3 million related to the Airtime reporting unit. The impairment was primarily driven by the deterioration of business performance of Walletku. The impairment was identified following the annual goodwill impairment testing. The Walletku reporting unit’s financial performance had significantly underperformed expectations due to limited growth in Indonesian market. In addition, the reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

The goodwill impairment loss recognized was $2.3 million . The fair value of the reporting unit was determined using discounted cash flow (DCF) approach. The DCF method involved projecting the future cash flows of the Walletku reporting unit over a 5-year period and applying a discount rate of 12.9%.

Discount rate: 12.9%

	Walletku Digital	Walletku Indosat
Revenue growth rate:	-50% to 0%	30% to 11%
Operating gross profit margin	2.1%	8.9%

During the year ended December 31, 2024, the Company performed the annual assessment, determined that the goodwill associated with the Indonesian airtime business was impaired, and recorded impairment charges of $14.9 million.

During the year ended December 31, 2024, Currenc Group Inc. recognized a goodwill impairment loss of $5.4 million related to the Airtime reporting unit. The impairment was primarily driven by the deterioration of business performance of Walletku. The impairment was identified following the annual goodwill impairment testing. The Walletku reporting unit’s financial performance had significantly underperformed expectations due to limited growth in Indonesian market. In addition, the reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

The goodwill impairment loss recognized was $5.4 million . The fair value of the reporting unit was determined using discounted cash flow (DCF) approach. The DCF method involved projecting the future cash flows of the Walletku reporting unit over a 5-year period and applying a discount rate of 16.0%.

The fair value of the Walletku reporting unit was determined using a Level 3 inputs (e.g., projected cash flows, discount rate). The fair value measurement incorporated unobservable inputs, including:

Discount rate: 16%

	Walletku Digital	Walletku Indosat
Revenue growth rate:	0%	4 to 11%
Operating gross profit margin	2.1%	9.9%

During the year ended December 31, 2024, Currenc Group Inc. recognized a goodwill impairment loss of $9.5 million related to the Remittance reporting unit. The impairment was primarily driven by the slow down of business growth of Tranglo. The impairment was identified following the annual goodwill impairment testing. The reporting unit’s forecasted growth rates were revised based on current market conditions and customer trends.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The goodwill impairment loss recognized for 2024 was $9.5 million. The fair value of the reporting unit was determined using discounted cash flow (DCF) approach. The DCF method involved projecting the future cash flows of the Tranglo reporting unit over a 5-year period and applying a discount rate of 15.2%.

The fair value of the Tranglo reporting unit was determined using a Level 3 inputs (e.g., projected cash flows, discount rate). The fair value measurement incorporated unobservable inputs, including:

Discount rate: 15.2%

	Tranglo Remittance	Tranglo Airtime
Revenue growth rate:	4.5% to 9.8%	-10% to 0%
Operating gross profit margin	67.6%	13.9%

These inputs were derived from management’s internal forecasts and expectations, with adjustments for external market conditions.